CASH, CASH EQUIVALENTS AND RESTRICTED CASH EQUIVALENTS - Schedule of Cash And Cash Equivalents (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Mar. 26, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Total	$ 27,323,468	$ 28,827,347	$ 1,121,150	$ 35,242,363	$ 14,988,112
In COP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Total	5,314,227	1,619,998
In CRC
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Total	60,877	10,464
In PEN
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Total	522,422	611,247
In MXN
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Total	2,067,614	0
In USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Total	$ 19,358,328	$ 26,585,638